FIRST INVESTORS CASH MANAGEMENT FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                       May 3, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Cash Management Fund, Inc.
                           File Nos. 2-62347 and 811-2860

Gentlemen:

     Pursuant  to Rule 497(j) of the  Securities  Act of 1933,  as amended  (the
"Act"),   First  Investors  Cash  Management  Fund,  Inc.  (the  "Fund")  hereby certifies:

     (1) The form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

     (2) The text of Post-Effective Amendment No. 28 was filed electronically with the Commission.

                                      Very truly yours,

                                      FIRST INVESTORS CASH
                                      MANAGEMENT FUND, INC.

                                      By: /s/ C. Durso
                                          ------------------------
                                          C. Durso, Vice President